STOCKHOLDERS' DEFICIT - Shares authorized - Narratives (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 25, 2025	Sep. 24, 2025	May 06, 2025	Jul. 12, 2024	Jul. 11, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT
Common stock, stock authorized (in shares)	100,000,000	250,000,000	250,000,000	100,000,000		100,000,000		100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized (in shares)	10,000,000		10,000,000			10,000,000
Common stock, stock issued (in shares)	29,093,289	94,610,973						13,338,250
Common stock, stock outstanding (in shares)	29,093,289	94,610,973				21,124,057	3,898,781	13,338,250
Preferred shares, shares issued (in shares)	0							0
Preferred shares, shares outstanding (in shares)	0							0
Common Stock, Voting Rights	one